Six Circles Global Bond Fund Investment Strategy - Six Circles Global Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund is designed to provide total return by actively investing mainly in a global portfolio of investment grade fixed income securities with varying maturities. The Fund’s portfolio will consist of a variety of strategies providing exposures mainly across government, corporate and securitized credit fixed income sectors. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings) in fixed income securities and other related instruments with similar economic characteristics. Generally, such bonds will have varying maturities. As part of this investment strategy, the Fund will invest in some or all of the following: debt securities of corporate issuers, obligations of governments, government agencies or instrumentalities, including U.S. Treasury securities (including Separate Trading of Registered Interest and Principal of Securities (“STRIPS”)), securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, securities issued or guaranteed by supranational organizations, securities issued or guaranteed by foreign governments, asset-backed, mortgage-related and mortgage-backed securities (“MBS”) (residential or commercial) (and which may include “to be announced” (“TBA”) transactions) and other debt securities. Mortgage-related and MBS may be structured as collateralized mortgage obligations (“CMOs”) (agency and non-agency), stripped MBS (mortgage securities split into interest-only and principal only securities), commercial mortgage-backed securities (“CMBS”), or mortgage pass-through securities (interests in securities representing pools of mortgages). These securities may be structured such that payments consist of interest-only, principal-only or principal and interest. The instruments in which the Fund invests may pay fixed, variable, or floating interest rates and may consist of zero-coupon securities, convertible securities, inflation-linked securities (including Treasury Inflation Protected Securities), repurchase agreements, privately-issued (Rule 144A) securities, structured notes, collateralized loan obligations (“CLOs”), loan participations, loan assignments and other securities and instruments bearing fixed or variable interest rates. As part of its principal investment strategy, the Fund may invest in fixed and floating rate debt securities issued in developed and emerging markets. These securities may include debt securities issued by governments and their agencies, state and provincial governmental entities, supranational organizations, corporations, and banks. The Fund may also invest in foreign securities, including emerging market securities, that are U.S. dollar denominated or non-U.S. dollar denominated, and the Fund may seek to hedge such securities’ currency exposure to the U.S. dollar. The Fund may also invest in other investment companies, such as open-end, closed-end and exchange-traded funds, and other pooled investment vehicles, which may include private funds.For purposes of the 80% investment policy, the Fund will treat an investment in derivatives as an investment in the securities underlying such derivatives and will value such derivatives at market value. The Fund will provide shareholders with at least 60 days’ prior notice of any change to its 80% investment policy. Under normal circumstances, the Fund will invest in a number of different countries around the world, with the portfolio as a whole economically tied to at least four countries, including the United States; however, the Fund may invest a substantial part of its assets in just one country and is not required to allocate its investments in any set percentages in any particular countries. The Fund has broad flexibility to invest in a wide variety of debt securities and instruments of any maturity and will not be managed to a target duration or average weighted maturity. Most of the Fund’s investments will be investment grade at the time of investment, although up to 20% of the Fund’s total assets may be invested in below investment grade securities (commonly known as “high yield securities” or “junk bonds”). The Fund’s investment grade investments will at the time of investment: (i) carry a long-term rating of Baa3, BBB– or BBB– or higher by any of Moody’s Investors Service Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”), respectively, or the equivalent by another nationally recognized statistical rating organization (“NRSRO”); (ii) carry a short-term rating of P-2, A-2 or F2 or higher by any of Moody’s, S&P and Fitch, respectively, or the equivalent by another NRSRO; or (iii) if such investments are unrated, be deemed by a Sub-Adviser (as defined below) to be of comparable quality at the time of investment. Below investment grade securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade. The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, credit quality, and currency risk and/or as substitutes for securities and other instruments in which the Fund can invest. A derivative is an instrument that has a value based on another instrument, exchange rate or index. The Fund may use futures, swaps, forward contracts, foreign exchange instruments (spot and forward), options (including options on swaps), and structured notes, as well as repurchase agreements and reverse repurchase agreements, in connection with its principal strategies in certain market conditions in order to hedge various investments, for risk management purposes, as a substitute for securities and other instruments in which the Fund can invest or to increase income or gain to the Fund. The Fund may also use currency-related transactions involving currency derivatives as part of its investment strategy to hedge currency risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940, as amended. A non-diversified fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers. Due to the nature of the investments in which the Fund is seeking to invest, at times a significant portion of the issuers of the investments in the Fund’s portfolio may be in the financials sector.The Fund will likely engage in active and frequent trading. The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions. J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), constructs the Fund’s portfolio by allocating the Fund’s assets among fixed income exposures and investment strategies managed by one or more sub-advisers retained by the Adviser (each, a “Sub-Adviser”). Additionally, the Sub-Advisers may in turn allocate to one or more additional sub-advisers (each, a “Sub-Sub-Adviser”) a portion of the assets allocated to them by the Adviser. Certain references herein to the Sub-Adviser may also include a Sub-Sub-Adviser, as the context requires. In allocating the assets of the Fund, the Adviser will generally make strategic and tactical allocation decisions by directing shifts in allocations among the various fixed income exposures and investment strategies managed by the Sub-Advisers that target risk profiles and investment exposures across the global government, global corporate, and global securitized fixed income universe. The Adviser will periodically review and determine the allocations among the fixed income exposures and investment strategies and may make changes to these allocations when it believes it is beneficial to the Fund. The Adviser may, in its discretion, add to, delete from or modify the categories of fixed income exposures and investment strategies employed by the Fund, or add other fixed income exposures and investment strategies, including active strategies, managed by the Sub-Advisers. In making allocations among such fixed income exposures and investment strategies and/or in changing the categories of fixed income exposures and investment strategies employed by the Fund, the Adviser expects to take into account the investment goals of the broader investment programs administered by the Adviser or its affiliates, for whose use the Fund is exclusively designed. As such, the Fund may perform differently from a similar fund that is managed without regard to such broader investment programs. Each Sub-Adviser may use both its own proprietary and external research and securities selection process to manage its allocated portion of the Fund’s assets. The Adviser is responsible for determining the amount of Fund assets allocated to each Sub-Adviser. The Adviser is not required to allocate a minimum amount of Fund assets to any specific Sub-Adviser and may allocate, or re-allocate, zero Fund assets to a specific Sub-Adviser at any time. The Sub-Advisers are responsible for determining the amount of Fund assets allocated to each Sub-Sub-Adviser. The Adviser engages the following Sub-Advisers: BlackRock Investment Management, LLC (“BlackRock”), Pacific Investment Management Company LLC (“PIMCO”) and PGIM, Inc. (“PGIM”). BlackRock currently allocates assets to BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”), while PGIM currently allocates assets to PGIM Limited (“PGIML”). The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them, may change over time. For example, due to market conditions, the Adviser may choose not to allocate Fund assets to a Sub-Adviser or may reduce the portion of the Fund allocated to a Sub-Adviser to zero. Each Sub-Adviser is responsible for deciding which securities to purchase and sell for its respective portion of the Fund and for placing orders for the Fund’s transactions. However, the Adviser reserves the right to instruct Sub-Advisers as needed on certain Fund transactions and manage a portion of the Fund’s portfolio directly, including without limitation, for portfolio hedging, to temporarily adjust the Fund’s overall market exposure or to temporarily manage assets as a result of a Sub-Adviser’s resignation or removal. Below is a summary of each current Sub-Adviser’s investment approach. BlackRock With respect to its allocated portion of the Fund, BlackRock (together with BIL and BSL) will use an approach that seeks to achieve and/or enhance the performance of various segments of one or more public global bond indexes. These segments, which are selected by the Adviser to implement the Adviser’s on-going strategic and tactical investment decisions for the Fund, represent different components of the fixed income universe, such as segments representing various geographies, industries, security types (e.g., government securities or asset-backed securities), credit ratings or maturities. BlackRock (together with BIL and BSL) will reallocate among segments as instructed by the Adviser. PGIM With respect to its allocated portion of the Fund, PGIM (together with PGIML) will actively manage two components of the Fund’s investment strategy. In the first component PGIM (together with PGIML) will invest primarily in government bonds, interest rate securities and derivatives. In the second component PGIM (together with PGIML) will invest primarily in corporate, credit intensive bonds and credit derivatives. PIMCO With respect to its allocated portion of the Fund, PIMCO will actively invest mainly in a portfolio of securitized debt, interest rate derivatives, and derivatives tied to securitized debt (including covered bonds, MBS, asset-backed securities, CMBS, and CLOs).